SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2013, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2013		2012		2011
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,709,910	$11.03	3,164,090	$5.90	3,427,870	$3.81
Granted	764,224	$11.52	1,301,455	$8.11	649,000	$14.31
Forfeited	(254,956)	$11.63	(158,718)	$12.15	(93,859)	$8.57
Exercised	(329,967)	$2.85	(1,596,917)	$3.72	(818,921)	$3.46

Outstanding at end of year	2,889,211	$11.96	2,709,910	$11.03	3,164,090	$5.90

Exercisable at end of year	1,364,620	$10.38	819,869	$6.62	1,592,432	$3.66

Vested and Expected to Vest	2,117,348	$11.65	1,686,435	$9.86	2,324,031	$4.80

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2013, was $ 14,261. The total intrinsic value of exercisable options at December 31, 2013 was approximately $ 8,321. The total intrinsic value of options vested and expected to vest at December 31, 2013 was approximately $ 10,993.

The total intrinsic value of options exercised during the year ended December 31, 2013 was approximately $ 76,922. The number of options vested during the year ended December 31, 2013 was 874,802. The weighted-average remaining contractual life of the outstanding options as of December 31, 2013 is 8.27 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2013 is 6.92 years.

As of December 31, 2013, $ 15,770 unrecognized compensation cost related to stock options is expected to be recognized over a weighted average vesting period of 2.13 years.

The options outstanding as of December 31, 2013, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2013	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2013
		Years
$23.31-27.58	456,969	8.57	153,876
$16.82-17.07	317,410	7.96	148,099
$11.32-15.43	1,024,648	8.43	323,948
$5.25-9.25	256,401	6.63	221,876
$0-4.95	833,783	8.54	516,821

	2,889,211		1,364,620

The Company has two option plans under which outstanding options as of December 31, 2013, are as follows: (i) under the 2003 option plan, the outstanding options are exercisable for 4,681 Ordinary shares, and (ii) under the 2006 option plan, the outstanding options are exercisable for 2,884,530 Ordinary shares.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options generally become exercisable quarterly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2013, 442,881 Ordinary shares are available for future issuance under the option plans.

In 2013, and 2012 the Company granted 75,099 and 436,455 options respectively to Israeli employees with an exercise price in the range of $ 0 - $ 0.03, which was lower than the trading price of the Company's Ordinary Shares quoted on the NASDAQ Global Select Market on the date of the grants.

In addition to granting stock options, the Company granted in 2008 RSUs under the 2006 option plan. RSUs vest over a four year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.